CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Class A Ordinary shares [Member] USD ($)	Dec. 31, 2014 Class A Ordinary shares [Member] CNY	Dec. 31, 2013 Class A Ordinary shares [Member] CNY	Dec. 31, 2014 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2014 Class B Ordinary shares [Member] CNY	Dec. 31, 2013 Class B Ordinary shares [Member] CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2014 Parent Company [Member] Class A Ordinary shares [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] Class A Ordinary shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class A Ordinary shares [Member] CNY	Dec. 31, 2014 Parent Company [Member] Class B Ordinary shares [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] Class B Ordinary shares [Member] CNY	Dec. 31, 2013 Parent Company [Member] Class B Ordinary shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 78,257	485,556	$ 87,728	544,318	31,555	63,930							$ 15,109	93,748	$ 59,623	369,936	3,500	649
Time deposits	67,031	415,903		121,085									60,028	372,450		121,085
Other current assets	1,754	10,880		7,485									962	5,964		194
Amounts due from intergroup companies													8,248	51,178		1,559
Total current assets	202,494	1,256,403		909,876									84,347	523,340		492,774
Non-current assets:
Investment in subsidiaries and VIEs													99,770	619,032		335,566
Property and equipment, net	6,620	41,075		36,213									74	462		527
Total non-current assets	10,200	63,289		48,424									99,844	619,494		336,093
TOTAL ASSETS	212,694	1,319,692		958,300									184,191	1,142,834		828,867
Current liabilities:
Accrued payroll and welfare payable	4,936	30,634		13,012									10	62
Accrued expenses and other liabilities	19,016	117,992		88,246									1,807	11,217		12,098
Amounts due to intergroup companies													2,246	13,933		7,349
Total current liabilities	25,443	157,876		118,567									4,063	25,212		19,447
TOTAL LIABILITIES	32,566	202,070		148,880									4,063	25,212		19,447
Shareholders' equity:
Ordinary shares, value							14	85	20	6	36	94							14	85	20	6	36	94
Additional paid-in capital	178,293	1,106,234		967,233									178,293	1,106,234		967,233
Accumulated other comprehensive income	3,648	22,637		10,492									3,648	22,637		10,492
Accumulated deficit	(1,833)	(11,370)		(168,419)									(1,833)	(11,370)		(168,419)
Total shareholder's equity	180,128	1,117,622		809,420									180,128	1,117,622		809,420
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 212,694	1,319,692		958,300									$ 184,191	1,142,834		828,867